Federated Hermes Global Total Return Bond Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	BONDS—53.9%
	AUSTRALIAN DOLLAR—1.7%
	Sovereign—1.7%
140,000	Australia, Government of, Series 137, 2.750%, 4/21/2024	$95,432
550,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	307,533
	TOTAL AUSTRALIAN DOLLAR	402,965
	BRITISH POUND—3.9%
	Sovereign—3.9%
200,000	United Kingdom, Government of, 2.750%, 9/7/2024	231,245
90,000	United Kingdom, Government of, 3.250%, 1/22/2044	105,174
170,000	United Kingdom, Government of, 4.250%, 12/7/2027	211,157
190,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	248,012
190,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	158,260
	TOTAL BRITISH POUND	953,848
	CANADIAN DOLLAR—3.2%
	Sovereign—3.2%
250,000	Canada, Government of, 5.750%, 6/1/2033	235,052
610,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	537,079
	TOTAL CANADIAN DOLLAR	772,131
	CHINESE YUAN RENMINBI—4.8%
	Sovereign—4.8%
5,200,000	China, Government of, Series 1916, 3.120%, 12/5/2026	776,755
2,600,000	China, Government of, Sr. Unsecd. Note, Series 1827, 3.250%, 11/22/2028	391,914
	TOTAL CHINESE YUAN RENMINBI	1,168,669
	DANISH KRONE—0.0%
	Mortgage Banks—0.0%
80,086	Realkredit Danmark A/S, Series 23D, 5.000%, 7/1/2035	11,544
	EURO—22.8%
	Banking—0.7%
180,000	Citigroup, Inc., Sr. Unsecd. Note, Series EMTN, 0.750%, 10/26/2023	178,627
	Consumer Products—1.4%
370,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	341,288
	Sovereign—20.7%
310,000	Austria, Government of, Sr. Unsecd. Note, 0.750%, 10/20/2026	301,313
740,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	731,760
80,000	France, Government of, 4.250%, 10/25/2023	83,517
280,000	France, Government of, Bond, 4.500%, 4/25/2041	366,338
325,000	France, Government of, O.A.T., 5.500%, 4/25/2029	402,503
90,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	81,740
400,000	Germany, Government of, 0.250%, 2/15/2027	384,410
90,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	121,944
600,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	575,943
80,000	Germany, Government of, Unsecd. Note, 3.250%, 7/4/2042	102,481
400,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	337,183
330,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	358,978

Foreign Currency Par Amount, Principal Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—continued
300,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	$318,449
100,000		Portugal, Government of, Sr. Unsecd. Note, 0.900%, 10/12/2035	79,950
480,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	467,806
300,000		Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	309,536
		TOTAL	5,023,851
		TOTAL EURO	5,543,766
		JAPANESE YEN—7.9%
		Sovereign—7.9%
80,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	649,300
55,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	437,834
76,500,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	632,402
25,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	196,415
		TOTAL JAPANESE YEN	1,915,951
		MEXICAN PESO—3.0%
		Sovereign—3.0%
16,500,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	733,570
		POLISH ZLOTY—0.4%
		Sovereign—0.4%
500,000		Poland, Government of, Unsecd. Note, Series 0726, 2.500%, 7/25/2026	91,181
		SWEDISH KRONA—0.8%
		Sovereign—0.8%
2,250,000		Sweden, Government of, Series 1059, 1.000%, 11/12/2026	200,950
		U.S. DOLLAR—5.4%
		Banking—1.0%
$250,000		Credit Agricole London, Sr. Unsecd. Note, 144A, 3.250%, 10/4/2024	243,498
		Oil & Gas—1.1%
300,000		Korea National Oil Corp., Sr. Unsecd. Note, 144A, 2.125%, 4/18/2027	270,390
		Telecommunications & Cellular—1.1%
280,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 3.625%, 4/22/2029	264,876
		Utilities—2.2%
300,000		EDP Finance BV, Sr. Unsecd. Note, 144A, 3.625%, 7/15/2024	295,738
250,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.875%, 6/14/2029	242,393
		TOTAL	538,131
		TOTAL U.S. DOLLAR	1,316,895
		TOTAL BONDS (IDENTIFIED COST $15,692,898)	13,111,470
		U.S. TREASURIES—29.0%
500,000		United States Treasury Bond, 2.875%, 5/15/2043	444,219
560,000		United States Treasury Bond, 2.875%, 11/15/2046	494,900
150,000		United States Treasury Bond, 3.250%, 5/15/2042	143,109
630,000		United States Treasury Bond, 4.500%, 2/15/2036	724,992
2,000,000		United States Treasury Note, 0.625%, 8/15/2030	1,639,375
600,000		United States Treasury Note, 0.750%, 8/31/2026	539,953
2,100,000		United States Treasury Note, 1.500%, 2/15/2025	2,001,399
1,100,000	[1]	United States Treasury Note, 2.875%, 8/15/2028	1,070,180
		TOTAL U.S. TREASURIES (IDENTIFIED COST $7,590,115)	7,058,127

Foreign Currency Par Amount, Principal Amount or Shares		Value in U.S. Dollars
	PURCHASED CALL OPTION—0.0%
	Foreign Currency—0.0%
50,000	EUR CALL/USD PUT, Bank of America, Notional Amount $50,000, Exercise Price $1.006, Expiration Date 9/14/2022 (IDENTIFIED COST $435)	$434
	INVESTMENT COMPANIES—13.7%
969	Emerging Markets Core Fund	7,638
2,979	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[2]	2,978
324,665	Mortgage Core Fund	2,844,062
54,064	Project and Trade Finance Core Fund	469,814
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $3,614,689)	3,324,492
	TOTAL INVESTMENT IN SECURITIES—96.6% (IDENTIFIED COST $26,898,137)	23,494,523
	OTHER ASSETS AND LIABILITIES - NET—3.4%[3]	815,067
	TOTAL NET ASSETS—100%	$24,309,590
At August 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[4]United States Treasury Notes 10 Year ULTRA	1	$125,188	December 2022	$(268)
[4]United States Treasury Notes Long Bond	1	$135,844	December 2022	$(33)
Short Futures:
[4]United States Treasury Notes 2 Year	1	$208,328	December 2022	$310
[4]United States Treasury Notes 10 Year	5	$584,531	December 2022	$2,489
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,498
The average notional value of long futures and short futures contracts held by the Fund throughout the period was $1,780,517 and $1,436,533, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $436 and $4,986, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of written put and call option contracts held by the Fund throughout the period was $276 and $1,068, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2022, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 8/31/2022[5]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Citigroup Global Markets, Inc.	CDX Index HY Series 38	Buy	5.00%	6/20/2027	1.31%	$297,000	$3,861	$(530)	$4,391
The average notional amount of credit default swap contracts held by the Fund throughout the period was $124,150. This is based on amounts held as of each month-end throughout the nine-month fiscal period.

At August 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
10/11/2022	Bank of America	$15,000	14,504 EUR	$384
10/11/2022	Barclays	$30,000	38,527 CAD	$674
10/11/2022	BNP Paribas	140,000 BRL	$25,216	$1,417
10/11/2022	Credit Agricole	$15,000	21,134 AUD	$530
10/11/2022	Morgan Stanley	25,278 GBP	$30,231	$(842)
10/11/2022	Morgan Stanley	$15,000	143,751 NOK	$524
10/11/2022	State Street	$15,000	21,039 AUD	$595
10/24/2022	Bank of America	51,674 AUD	$35,499	$(114)
10/24/2022	Bank of America	56,921 AUD	$39,382	$(404)
10/24/2022	Bank of America	116,977 CAD	$90,057	$(1,019)
10/24/2022	Bank of America	117,004 CAD	$90,723	$(1,664)
10/24/2022	Bank of America	36,140 CHF	$37,087	$47
10/24/2022	Bank of America	39,270 CHF	$40,896	$(546)
10/24/2022	Bank of America	40,021 CHF	$41,638	$(517)
10/24/2022	Bank of America	86,863 EUR	$86,823	$794
10/24/2022	Bank of America	250,293 EUR	$258,692	$(6,227)
10/24/2022	Bank of America	67,359 GBP	$78,503	$(166)
10/24/2022	Bank of America	72,284 GBP	$86,815	$(2,751)
10/24/2022	Bank of America	13,897,883 JPY	$100,708	$(205)
10/24/2022	Bank of America	15,388,684 JPY	$112,054	$(770)
10/24/2022	BNP Paribas	39,799 CAD	$30,674	$(381)
10/24/2022	BNP Paribas	511,063 MXN	$25,363	$(265)
10/24/2022	BNY Mellon	13,490 CHF	$14,013	$(153)
10/24/2022	BNY Mellon	5,163,118 JPY	$37,842	$(505)
10/24/2022	Credit Agricole	106,637 CAD	$81,315	$(146)
10/24/2022	Credit Agricole	25,082 GBP	$29,610	$(441)
10/24/2022	Credit Agricole	71,793 GBP	$85,073	$(1,580)
10/24/2022	HSBC	229,973 EUR	$231,091	$877
10/24/2022	HSBC	251,277 EUR	$251,932	$1,525
10/24/2022	Morgan Stanley	19,381 AUD	$13,394	$(123)
10/24/2022	Morgan Stanley	57,458 AUD	$39,708	$(362)
10/24/2022	Morgan Stanley	15,024,488 JPY	$110,302	$(1,652)
10/24/2022	Morgan Stanley	1,369,021 MXN	$67,264	$(33)
10/24/2022	Morgan Stanley	1,482,379 MXN	$73,135	$(338)
10/24/2022	Morgan Stanley	1,523,625 MXN	$73,062	$1,761
11/4/2022	Bank of America	250,000 AUD	$173,612	$(2,392)
11/4/2022	Bank of America	400,000 AUD	358,614 CAD	$996
11/4/2022	Bank of America	1,200,000 AUD	1,079,500 CAD	$204
11/4/2022	Barclays	7,300,000 CNY	$1,078,653	$(17,335)
11/4/2022	BNP Paribas	320,000,000 KRW	$245,505	$(5,987)
11/4/2022	Citibank	400,000 AUD	357,616 CAD	$1,755
11/4/2022	Credit Agricole	4,670,000 THB	$129,941	$(1,341)
11/4/2022	HSBC	$650,000	833,310 CAD	$15,734
11/4/2022	JPMorgan	700,000 BRL	$131,744	$637
11/4/2022	JPMorgan	$270,000	5,445,241 MXN	$3,166
11/4/2022	Morgan Stanley	200,000 AUD	179,193 CAD	$585
11/4/2022	Morgan Stanley	400,000 EUR	588,392 AUD	$794
11/4/2022	Morgan Stanley	$100,000	2,069,206 MXN	$(1,398)
11/4/2022	Morgan Stanley	$140,000	2,901,343 MXN	$(2,175)

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
11/4/2022	Morgan Stanley	$140,000	2,898,605 MXN	$(2,041)
11/4/2022	Morgan Stanley	$270,000	349,195 CAD	$4,213
11/4/2022	Morgan Stanley	$1,400,000	1,784,099 CAD	$42,050
11/4/2022	Morgan Stanley	$3,000,000	3,825,469 CAD	$88,281
Contracts Sold:
10/11/2022	Bank of America	$15,000	14,556 EUR	$(331)
10/11/2022	Bank of America	$15,000	148,726 NOK	$(23)
10/11/2022	BNP Paribas	70,000 BRL	$13,620	$304
10/11/2022	BNP Paribas	70,000 BRL	$13,549	$233
10/11/2022	Credit Agricole	$30,000	44,161 AUD	$236
10/11/2022	Credit Agricole	$30,000	38,834 CAD	$(440)
10/11/2022	State Street	25,278 GBP	$30,978	$1,588
10/24/2022	Bank of America	117,004 CAD	$90,811	$1,753
10/24/2022	Bank of America	52,760 CHF	$54,950	$740
10/24/2022	Bank of America	40,021 CHF	$41,845	$724
10/24/2022	Bank of America	338,141 EUR	$338,291	$(2,783)
10/24/2022	Bank of America	250,293 EUR	$254,983	$2,519
10/24/2022	Bank of America	96,874 GBP	$114,478	$1,815
10/24/2022	Bank of America	72,284 GBP	$87,115	$3,051
10/24/2022	Bank of America	15,388,684 JPY	$113,891	$2,606
10/24/2022	BNY Mellon	20,187,606 JPY	$148,152	$2,164
10/24/2022	HSBC	57,458 AUD	$39,924	$578
10/24/2022	Morgan Stanley	76,302 AUD	$53,122	$872
10/24/2022	Morgan Stanley	156,775 CAD	$121,073	$1,742
10/24/2022	Morgan Stanley	1,993,442 MXN	$98,871	$977
10/24/2022	Morgan Stanley	1,523,625 MXN	$73,247	$(1,576)
11/4/2022	Bank of America	1,000,000 AUD	908,392 CAD	$6,535
11/4/2022	Bank of America	500,000 EUR	$503,344	$(1,371)
11/4/2022	Bank of America	300,000 EUR	$309,962	$7,132
11/4/2022	Bank of America	$400,000	511,816 CAD	$(10,436)
11/4/2022	Barclays	1,200,000 CNY	$174,739	$275
11/4/2022	BNP Paribas	$600,000	773,869 CAD	$(10,977)
11/4/2022	Credit Agricole	$1,160,000	152,008,558 JPY	$(59,559)
11/4/2022	Goldman Sachs	1,200,000 AUD	1,076,387 CAD	$(2,573)
11/4/2022	HSBC	$270,000	348,259 CAD	$(4,926)
11/4/2022	JPMorgan	350,000 AUD	$246,281	$6,573
11/4/2022	JPMorgan	700,000 BRL	$130,088	$(2,292)
11/4/2022	Morgan Stanley	$3,000,000	3,825,103 CAD	$(88,560)
11/4/2022	Morgan Stanley	$400,000	516,703 CAD	$(6,717)
11/4/2022	State Street	100,000 GBP	$122,887	$6,567
11/4/2022	State Street	$550,000	706,393 CAD	$(12,336)
11/4/2022	State Street	$150,000	141,495 CHF	$(4,479)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(46,725)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $327,231 and $247,316, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts, and Swap Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Project and Trade Finance Core Fund	Emerging Markets Core Fund	Mortgage Core Fund	High Yield Bond Core Fund	Total of Affiliated Transactions
Value as of 11/30/2021	$95,770	$463,039	$3,771,566	$1,156,122	$8,137,066	$13,623,563
Purchases at Cost	8,808,755	14,127	3,703,368	2,139,007	106,303	14,771,560
Proceeds from Sales	(8,901,159)	—	(6,720,000)	(265,000)	(8,003,882)	(23,890,041)
Change in Unrealized Appreciation/(Depreciation)	$15	$(7,352)	$232,074	$(184,597)	$94,856	$134,996
Net Realized Gain/(Loss)	$(403)	$—	$(979,370)	$(1,470)	$(334,343)	$(1,315,586)
Value as of 8/31/2022	$2,978	$469,814	$7,638	$2,844,062	$—	$3,324,492
Shares Held as of 8/31/2022	2,979	54,064	969	324,665	—	382,677
Dividend Income	$8,128	$14,226	$153,987	$39,026	$108,270	$323,637
1
All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2
7-day net yield.
3
Assets, other than investments in securities, less liabilities.
4
Non-income-producing security.
5
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$13,111,470	$—	$13,111,470
U.S. Treasuries	—	7,058,127	—	7,058,127
Purchased Call Option		434		434
Investment Companies[1]	2,854,678	—	—	3,324,492
TOTAL SECURITIES	$2,854,678	$20,170,031	$—	$23,494,523
Other Financial Instruments:
Assets
Futures Contracts	$2,799	$—	$—	$2,799
Foreign Exchange Contracts	—	250,285	—	250,285
Credit Default Swaps	—	4,391	—	4,391
Liabilities
Futures Contracts	(301)	—	—	(301)
Foreign Exchange Contracts	—	(297,010)	—	(297,010)
TOTAL OTHER FINANCIAL INSTRUMENTS	$2,498	$(42,334)	$—	$(39,836)
1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $469,814 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
THB	—Thai Baht
USD	—United States Dollar